Crowdfunding Offering (Details) - USD ($)		3 Months Ended						9 Months Ended		11 Months Ended		12 Months Ended
	Sep. 03, 2025	Sep. 30, 2025	Jun. 30, 2025	Mar. 31, 2025	Sep. 30, 2024	Jun. 30, 2024	Mar. 31, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2023	Dec. 31, 2024
Crowdfunding Offering [Line Items]
Number of shares issued								810,324
Shares issued price per share (in Dollars per share)										$ 5.94	$ 5.94
Offering amount (in Dollars)		$ 17,192,340	$ 304,540	$ 7,609,099	$ 822,411	$ 491,397	$ 2,900,915			$ 8,766,437		$ 4,517,162
Net proceeds crowdfunding (in Dollars)								$ 795,891	$ 1,482,242		$ 750,450	$ 1,529,803
Crowdfunding Offering [Member]
Crowdfunding Offering [Line Items]
Number of shares issued												1,529,803
Shares issued price per share (in Dollars per share)		$ 9.94						$ 9.94		$ 2.83	$ 2.83
Net proceeds (in Dollars)					$ 347,638			$ 2,735,671	$ 1,482,242
Minimum [Member]
Crowdfunding Offering [Line Items]
Offering amount (in Dollars)												$ 25,000
Minimum [Member] | Crowdfunding Offering [Member]
Crowdfunding Offering [Line Items]
Shares issued price per share (in Dollars per share)												$ 5.93
Maximum [Member]
Crowdfunding Offering [Line Items]
Offering amount (in Dollars)												$ 5,000,000
Maximum [Member] | Crowdfunding Offering [Member]
Crowdfunding Offering [Line Items]
Shares issued price per share (in Dollars per share)												$ 9.94
Preferred Stock B
Crowdfunding Offering [Line Items]
Number of shares issued	5,000,000							675,015			317,677	5,000,000
Preferred Stock B | Crowdfunding Offering [Member]
Crowdfunding Offering [Line Items]
Number of shares issued		58,744			75,653			81,273	269,447			276,065
Shares issued price per share (in Dollars per share)		$ 9.94			$ 5.93			$ 9.94	$ 5.93
Net proceeds (in Dollars)		$ 574,841						$ 795,891